NOTES PAYABLE - BANKS (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	May 31, 2020 EUR (€)	May 31, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SEK (kr)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 13,453			$ 10,000			$ 17,936
Replacement of amount of letter of credit						500
Credit facility, expiration date			Oct. 31, 2021
Commercial bank [Member]
Debt Instrument [Line Items]
Unused line fee	0.75%
Interest rate	4.80%		4.80%
Bank guarantee Amount			$ 2,242
Line of credit not exceed	70.00%
Commercial bank [Member] | Bank Gurantee Facility Member [Member]
Debt Instrument [Line Items]
Unused line fee	0.75%
Interest rate	2.50%
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €				€ 12,000						€ 16,000
Euro Member Countries, Euro [Member] | Commercial bank [Member]
Debt Instrument [Line Items]
Bank guarantee Amount | €				€ 2,000
Euro Member Countries, Euro [Member] | Commercial bank [Member] | Bank Gurantee Facility Member [Member]
Debt Instrument [Line Items]
Bank guarantee renewed Amount | €	€ 2,500	€ 2,500
Line of Credit [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 10,000
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate			3.00%
Credit facility, expiration date			Oct. 31, 2021
Credit facility, amount outstanding			$ 1,875			6,475
Credit facility, remaining borrowing capacity			$ 196			3,525
Line of Credit [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate		3.50%	3.50%
Unused line fee			0.75%
Line of Credit [Member] | Standby Letters of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility			$ 500
Percentage of collateral			95.00%	95.00%	95.00%
Line of Credit [Member] | Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral			85.00%	85.00%	85.00%
Line of Credit [Member] | Unbilled Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral			80.00%	80.00%	80.00%
Line Of Credit Two [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate			3.20%	3.20%	3.20%
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 2,803
Outstanding guarantees			2,537			2,596
Guarantees facility [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €				€ 2,500
Outstanding guarantees | €				2,263			€ 2,316
Line of Credit Ten [Member] | Europe [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			2,158			13,313
Line of Credit Ten [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | €				€ 1,925			€ 11,872
Line of Credit Ten [Member] | Sweden [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			231			$ 120
Credit facility, over advance			(18)
Line of Credit Ten [Member] | Sweden [Member] | Swedish Kronor
Debt Instrument [Line Items]
Credit facility, amount outstanding | kr					kr 2,168			kr 1,115
Credit facility, over advance | kr					kr 168
Line of Credit Nine [Member] | Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 213
Debt instrument, effective interest rate			2.80%	2.80%	2.80%
Line of Credit Nine [Member] | Sweden [Member] | Swedish Kronor
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | kr					kr 2,000